REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Oct. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATES REVENUE

The following table disaggregates revenue by significant product type for the periods below:

	As of October 31,	As of October 31,
	2024	2023
Oil sales	$213,204	$-

Total revenues from customers	$213,204	$-